Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net

Note 6. Property, Plant and Equipment, Net

Property, plant and equipment, net consisted of the following:

	December 31,	December 31,
	2019	2018
	(U.S. $ in thousands)
Machinery and equipment	$140,413	$134,708
Buildings and improvements	149,022	139,666
Computer equipment and software	46,900	49,991
Office equipment, furniture and fixtures	13,780	17,616
Land	19,058	19,111
	369,173	361,092
Accumulated depreciation	(180,769)	(173,437)
	188,404	187,655
Construction work in progress	1,302	495
	$189,706	$188,150

Depreciation expenses were $25.8 million, $28.9 million and $31.6 million in the years ended December 31, 2019, 2018 and 2017, respectively.